Other Long-Term Liabilities - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Other Long Term Liabilities [Line Items]
Royalty payment obligations			$ 123		$ 3,355
Reacquired Right | Plasminogen
Other Long Term Liabilities [Line Items]
Royalty payment obligations					3,223	$ 2,500,000
Royalty rate		5.00%
Percentage of reacquisition of rights		50.00%
Top of Range | Reacquired Right | Plasminogen
Other Long Term Liabilities [Line Items]
Royalty payments		$ 2,500,000
Tranche Two
Other Long Term Liabilities [Line Items]
Quarterly minimum royalty payment	$ 5,000,000	$ 5,000,000
Royalty payment obligations			$ 123		$ 132
Net sales royalty commitment for liabilities				$ 0